Schedule of Investments (unaudited) September 30, 2022	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 18.1%
Albemarle Corp.(a)	68,701	$18,167,292
CF Industries Holdings, Inc.(a)(b)	428,447	41,238,024
FMC Corp.(a)	168,197	17,778,423
Koninklijke DSM NV	75,846	8,630,556
Nutrien Ltd.	531,161	44,288,204
Sociedad Quimica y Minera de Chile SA, ADR	259,535	23,552,801

		153,655,300

Containers & Packaging — 0.4%
Packaging Corp. of America(a)	31,917	3,583,960

Food Products — 7.4%
Archer-Daniels-Midland Co.	269,732	21,699,939
Bunge Ltd.	181,589	14,993,804
Darling Ingredients, Inc.(c)	151,324	10,010,083
Hofseth International A/S, (Acquired 05/26/21, Cost: $10,198,057)(d)(e)	18,993,283	6,942,487
Kerry Group PLC, Class A	104,781	9,339,368

		62,985,681

Machinery — 5.2%
AGCO Corp.	196,961	18,941,739
Deere & Co.(a)	74,881	25,002,017

		43,943,756

Metals & Mining — 27.4%
Alcoa Corp.	222,674	7,495,207
Anglo American PLC	157,424	4,726,785
ArcelorMittal SA, Registered Shares	371,280	7,392,185
BHP Group Ltd., ADR	242,329	12,126,143
First Quantum Minerals Ltd.	968,994	16,449,784
Franco-Nevada Corp.	81,919	9,787,682
Freeport-McMoRan, Inc.	888,929	24,294,430
Glencore PLC	11,210,597	58,911,824
Newmont Corp.	228,997	9,624,744
Norsk Hydro ASA	2,506,928	13,451,976
Polyus PJSC(c)(d)	104,732	17
Stelco Holdings, Inc.	444,121	11,063,238
Teck Resources Ltd., Class B	818,266	24,883,469
Vale SA, ADR	697,461	9,290,181
Wheaton Precious Metals Corp.	712,968	23,071,644

		232,569,309

Oil, Gas & Consumable Fuels — 36.6%
BP PLC, ADR	6,604,643	31,559,534
Canadian Natural Resources Ltd.	346,549	16,131,394
Cenovus Energy, Inc.	571,921	8,785,727
Chevron Corp.(a)(b)	171,888	24,695,149
ConocoPhillips(a)	233,556	23,902,121

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Eni SpA	569,474	$6,052,765
EOG Resources, Inc.(a)	112,623	12,583,368
Equinor ASA	129,995	4,287,068
Exxon Mobil Corp.(a)(b)	634,173	55,369,644
Gazprom PJSC(c)(d)	5,430,000	902
Hess Corp.	84,185	9,175,323
Kinder Morgan, Inc.	1,021,350	16,995,264
Shell PLC, ADR	1,261,342	62,764,378
TotalEnergies SE	831,736	39,020,516

		311,323,153

Paper & Forest Products — 2.1%
Precious Woods Holding AG, Registered Shares(c)	20,000	224,993
UPM-Kymmene OYJ	549,120	17,426,009

		17,651,002

Total Long-Term Investments — 97.2% (Cost: $781,346,949)		825,712,161

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(f)(g)	19,288,494	19,288,494

Total Short-Term Securities — 2.3% (Cost: $19,288,494)		19,288,494

Total Investments Before Options Written — 99.5% (Cost: $800,635,443)		845,000,655

Options Written — (0.4)% (Premiums Received: $(8,902,876))		(3,501,544)

Total Investments, Net of Options Written — 99.1% (Cost: $791,732,567)		841,499,111

Other Assets Less Liabilities — 0.9%		7,964,693

Net Assets — 100.0%		$849,463,804

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,942,487, representing 0.8% of its net assets as of period end, and an original cost of $10,198,057.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$16,654,313	$2,634,181	(a)	$—	$—	$—	$19,288,494	19,288,494	$162,258	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alcoa Corp.	281	10/07/22	USD	55.00	USD	946	$(562)
ArcelorMittal SA, Registered Shares	553	10/07/22	USD	25.50	USD	1,101	(2,212)
Archer-Daniels-Midland Co.	286	10/07/22	USD	94.00	USD	2,301	(1,430)
Canadian Natural Resources Ltd.	381	10/07/22	CAD	74.00	CAD	2,450	(13,515)
ConocoPhillips	348	10/07/22	USD	114.00	USD	3,561	(4,524)
Deere & Co.	37	10/07/22	USD	375.00	USD	1,235	(1,036)
Exxon Mobil Corp.	784	10/07/22	USD	94.00	USD	6,845	(11,760)
Freeport-McMoRan, Inc.	678	10/07/22	USD	32.00	USD	1,853	(2,373)
Newmont Corp.	74	10/07/22	USD	45.00	USD	311	(1,295)
Teck Resources Ltd., Class B	929	10/07/22	USD	37.00	USD	2,825	(10,219)
Vale SA, ADR	1,408	10/07/22	USD	13.50	USD	1,875	(50,688)
Wheaton Precious Metals Corp.	799	10/07/22	USD	35.00	USD	2,586	(7,990)
Shell PLC, ADR	1,137	10/12/22	USD	55.00	USD	5,658	(10,224)
Archer-Daniels-Midland Co.	230	10/14/22	USD	88.00	USD	1,850	(5,175)
ConocoPhillips	487	10/14/22	USD	107.00	USD	4,984	(98,617)
Deere & Co.	79	10/14/22	USD	380.00	USD	2,638	(4,424)
Freeport-McMoRan, Inc.	833	10/14/22	USD	33.00	USD	2,277	(6,664)
Shell PLC, ADR	1,426	10/14/22	USD	55.52	USD	7,096	(13,422)
Teck Resources Ltd., Class B	534	10/14/22	USD	36.00	USD	1,624	(6,141)
AGCO Corp.	500	10/21/22	USD	115.00	USD	4,809	(11,250)
Albemarle Corp.	82	10/21/22	USD	300.00	USD	2,168	(26,240)
Archer-Daniels-Midland Co.	137	10/21/22	USD	87.50	USD	1,102	(7,193)
BHP Group Ltd., ADR	224	10/21/22	USD	57.50	USD	1,121	(3,920)
BHP Group Ltd., ADR	224	10/21/22	USD	55.00	USD	1,121	(8,960)
Bunge Ltd.	274	10/21/22	USD	97.50	USD	2,262	(4,795)
Canadian Natural Resources Ltd.	760	10/21/22	CAD	74.50	CAD	4,887	(10,178)
Cenovus Energy, Inc.	584	10/21/22	CAD	26.00	CAD	1,239	(2,959)
Chevron Corp.	417	10/21/22	USD	165.00	USD	5,991	(11,468)
Darling Ingredients, Inc.	219	10/21/22	USD	85.00	USD	1,449	(16,425)
Deere & Co.	56	10/21/22	USD	370.00	USD	1,870	(11,312)
EOG Resources, Inc.	197	10/21/22	USD	125.70	USD	2,201	(19,207)
Exxon Mobil Corp.	270	10/21/22	USD	94.00	USD	2,357	(26,730)
FMC Corp.	268	10/21/22	USD	115.00	USD	2,833	(23,450)
Franco-Nevada Corp.	114	10/21/22	USD	140.00	USD	1,362	(3,705)
Freeport-McMoRan, Inc.	800	10/21/22	USD	33.00	USD	2,186	(16,800)
Packaging Corp. of America	58	10/21/22	USD	155.00	USD	651	(4,350)
Shell PLC, ADR	1,667	10/21/22	USD	55.00	USD	8,295	(45,842)
Shell PLC, ADR	436	10/21/22	USD	50.00	USD	2,170	(78,480)
Sociedad Quimica y Minera de Chile SA, ADR	349	10/21/22	USD	100.00	USD	3,167	(68,055)
Stelco Holdings, Inc.	796	10/21/22	CAD	38.00	CAD	2,739	(9,220)
Teck Resources Ltd., Class B	592	10/21/22	USD	34.50	USD	1,800	(24,272)
Wheaton Precious Metals Corp.	390	10/21/22	USD	35.00	USD	1,262	(19,500)
Alcoa Corp.	396	10/28/22	USD	50.00	USD	1,333	(4,554)
ArcelorMittal SA, Registered Shares	290	10/28/22	USD	23.00	USD	577	(7,975)
Deere & Co.	57	10/28/22	USD	375.00	USD	1,903	(14,051)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
EOG Resources, Inc.	219	10/28/22	USD	114.50	USD	2,447	$(104,025)
Exxon Mobil Corp.	270	10/28/22	USD	95.00	USD	2,357	(33,615)
Hess Corp.	214	10/28/22	USD	115.00	USD	2,332	(86,670)
Teck Resources Ltd., Class B	330	10/28/22	USD	35.00	USD	1,004	(19,800)
Wheaton Precious Metals Corp.	417	10/28/22	USD	34.00	USD	1,349	(39,615)
Wheaton Precious Metals Corp.	307	10/28/22	USD	33.00	USD	993	(41,445)
Alcoa Corp.	146	11/04/22	USD	40.00	USD	491	(16,206)
ArcelorMittal SA, Registered Shares	530	11/04/22	USD	21.50	USD	1,055	(39,220)
Archer-Daniels-Midland Co.	230	11/04/22	USD	86.00	USD	1,850	(36,340)
Chevron Corp.	218	11/04/22	USD	155.00	USD	3,132	(58,424)
Deere & Co.	48	11/04/22	USD	360.00	USD	1,603	(29,640)
Exxon Mobil Corp.	494	11/04/22	USD	94.00	USD	4,313	(93,860)
Freeport-McMoRan, Inc.	178	11/04/22	USD	32.00	USD	486	(11,214)
Hess Corp.	97	11/04/22	USD	117.00	USD	1,057	(40,740)
Newmont Corp.	773	11/04/22	USD	45.00	USD	3,249	(93,146)
Vale SA, ADR	1,172	11/04/22	USD	14.00	USD	1,561	(70,906)
Wheaton Precious Metals Corp.	723	11/04/22	USD	33.00	USD	2,340	(115,680)
Sociedad Quimica y Minera de Chile SA, ADR	510	11/11/22	USD	114.50	USD	4,628	(70,818)
Teck Resources Ltd., Class B	642	11/11/22	USD	35.00	USD	1,952	(58,422)
AGCO Corp.	228	11/18/22	USD	120.00	USD	2,193	(20,520)
Albemarle Corp.	98	11/18/22	USD	301.00	USD	2,592	(98,364)
Archer-Daniels-Midland Co.	115	11/18/22	USD	90.00	USD	925	(12,938)
BHP Group Ltd., ADR	224	11/18/22	USD	57.50	USD	1,121	(15,680)
BHP Group Ltd., ADR	224	11/18/22	USD	55.00	USD	1,121	(26,880)
Bunge Ltd.	397	11/18/22	USD	97.50	USD	3,278	(26,797)
Cenovus Energy, Inc.	1,532	11/18/22	CAD	26.00	CAD	3,251	(42,144)
Exxon Mobil Corp.	34	11/18/22	USD	100.00	USD	297	(3,621)
Exxon Mobil Corp.	494	11/18/22	USD	95.00	USD	4,313	(106,951)
Franco-Nevada Corp.	189	11/18/22	USD	127.00	USD	2,258	(72,328)
Freeport-McMoRan, Inc.	800	11/18/22	USD	34.00	USD	2,186	(45,600)
Packaging Corp. of America	60	11/18/22	USD	130.00	USD	674	(8,400)
Sociedad Quimica y Minera de Chile SA, ADR	101	11/18/22	USD	115.00	USD	917	(17,423)
Stelco Holdings, Inc.	847	11/18/22	CAD	38.00	CAD	2,915	(52,119)

							$(2,342,713)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Eni SpA	Goldman Sachs International	151,100	10/04/22	EUR	11.67	EUR	1,649	$(768)
Norsk Hydro ASA	Goldman Sachs International	361,815	10/06/22	NOK	68.55	NOK	21,289	(284)
Canadian Natural Resources Ltd.	Morgan Stanley & Co. International PLC	51,100	10/12/22	CAD	72.24	CAD	3,286	(4,767)
Statoil ASA	UBS AG	58,312	10/12/22	NOK	383.14	NOK	20,882	(22,631)
Total SA	JPMorgan Chase Bank N.A.	117,100	10/14/22	EUR	53.38	EUR	5,653	(16,340)
Kerry Group PLC	Morgan Stanley & Co. International PLC	39,300	10/18/22	EUR	109.15	EUR	3,584	(1,518)
Koninklijke DSM NV	Morgan Stanley & Co. International PLC	20,500	10/18/22	EUR	132.38	EUR	2,408	(4,130)
Total SA	JPMorgan Chase Bank N.A.	105,000	10/18/22	EUR	51.79	EUR	5,069	(28,928)
Darling Ingredients, Inc.	Citibank N.A.	34,000	10/27/22	USD	79.06	USD	2,249	(8,939)
FMC Corp.	Citibank N.A.	35,400	11/01/22	USD	112.26	USD	3,742	(83,999)
Anglo American PLC	Royal Bank of Canada	31,300	11/02/22	GBP	30.96	GBP	856	(12,236)
UPM-Kymmene OYJ	Royal Bank of Canada	83,200	11/02/22	EUR	35.94	EUR	2,711	(19,765)
Eni SpA	Royal Bank of Canada	59,700	11/04/22	EUR	12.28	EUR	651	(5,004)
Albemarle Corp.	Royal Bank of Canada	7,400	11/08/22	USD	284.33	USD	1,957	(93,279)
BP PLC, ADR	Credit Suisse International	1,043,800	11/08/22	GBP	4.67	GBP	4,521	(110,226)
Norsk Hydro ASA	Merrill Lynch International	200,000	11/08/22	NOK	65.15	NOK	11,768	(20,475)
BP PLC, ADR	Goldman Sachs International	1,400,000	11/15/22	GBP	4.51	GBP	6,063	(217,299)
Koninklijke DSM NV	Morgan Stanley & Co. International PLC	7,600	11/15/22	EUR	119.37	EUR	893	(34,114)
Total SA	Morgan Stanley & Co. International PLC	108,900	11/15/22	EUR	49.68	EUR	5,257	(188,369)
UPM-Kymmene OYJ	JPMorgan Chase Bank N.A.	120,000	11/15/22	EUR	33.29	EUR	3,910	(126,232)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Anglo American PLC	Morgan Stanley & Co. International PLC	26,900	11/17/22	GBP	28.76	GBP	736	$(37,633)
Norsk Hydro ASA	Royal Bank of Canada	378,810	11/17/22	NOK	59.62	NOK	22,289	(121,895)

								$(1,158,831)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categoriesis disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$145,024,744	$8,630,556	$—	$153,655,300
Containers & Packaging	3,583,960	—	—	3,583,960
Food Products	46,703,826	9,339,368	6,942,487	62,985,681
Machinery	43,943,756	—	—	43,943,756
Metals & Mining	155,478,707	77,090,585	17	232,569,309
Oil, Gas & Consumable Fuels	230,402,368	80,919,883	902	311,323,153
Paper & Forest Products	—	17,651,002	—	17,651,002
Short-Term Securities
Money Market Funds	19,288,494	—	—	19,288,494

	$644,425,855	$193,631,394	$6,943,406	$845,000,655

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,077,557)	$(1,423,987)	$—	$(3,501,544)

(a)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks

Assets

Opening balance, as of December 31, 2021	$9,834,654

Transfers into Level 3	—

Transfers out of Level 3	—

Accrued discounts/premiums	—

Net realized gain (loss)	—

Net change in unrealized appreciation (depreciation)(a)	(40,732,385)

Purchases	37,841,137

Sales	—

Closing balance, as of September 30, 2022	$6,943,406

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$(40,732,385)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

5